Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ohio National Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
ON iShares Managed Risk Balanced Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ohio National Fund, Inc.

Supplement dated October 14, 2022

to the Prospectus dated April 29, 2022

The following supplements and amends the prospectus dated April 29, 2022, as previously supplemented:

Effective October 14, 2022, Ohio National Investments, Inc., has reduced the management fee that it charges for services provided in connection with the operation of the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio, and ON iShares Managed Risk Growth Portfolio (the “Portfolios”).

As a result of this management fee reduction, the prospectus is amended as follows:

ON iShares Managed Risk Balanced Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.10%
Total Annual Fund Operating Expenses***	0.69%

*	Annualized
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
ON iShares Managed Risk Balanced Portfolio | ON iShares Managed Risk Balanced Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%	[3]
ON iShares Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ON iShares Managed Risk Moderate Growth Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.09%
Total Annual Fund Operating Expenses***	0.68%

*	Estimated for the current fiscal year.
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
ON iShares Managed Risk Moderate Growth Portfolio | ON iShares Managed Risk Moderate Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%	[6]
ON iShares Managed Risk Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ON iShares Managed Risk Growth Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.09%
Total Annual Fund Operating Expenses***	0.68%

*	Estimated for the current fiscal year.
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
ON iShares Managed Risk Growth Portfolio | ON iShares Managed Risk Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%	[9]

[1]	Annualized
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
[4]	Estimated for the current fiscal year.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[6]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
[7]	Estimated for the current fiscal year.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[9]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.